Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warranty provision:
Balance at December 31, 2018	$ 304	$ 488
Provision	142	185
Usage	(201)	(369)
Balance at September 30, 2019	$ 245	$ 304